CD&R FUNDS	12 Months Ended
Oct. 29, 2017
Temporary Equity Disclosure [Abstract]
CD&R FUNDS
CD&R FUNDS
On August 14, 2009, the Company entered into an Investment Agreement (as amended, the “Investment Agreement”), by and between the Company and Clayton, Dubilier & Rice Fund VIII L.P. (“CD&R Fund VIII”). In connection with the Investment Agreement and the Stockholders Agreement dated October 20, 2009 (the “Stockholders Agreement”), the CD&R Fund VIII and the Clayton, Dubilier & Rice Friends & Family Fund VIII, L.P. (collectively, the “CD&R Funds”) purchased convertible preferred stock, which was later converted to shares of our Common Stock on May 14, 2013.
On January 15, 2014, the CD&R Funds completed a registered underwritten offering, in which the CD&R Funds offered 8.5 million shares of Common Stock at a price to the public of $18.00 per share (the “2014 Secondary Offering”). The underwriters also exercised their option to purchase 1.275 million additional shares of Common Stock. The aggregate offering price for the 9.775 million shares sold in the 2014 Secondary Offering was approximately $167.6 million, net of underwriting discounts and commissions. The CD&R Funds received all of the proceeds from the 2014 Secondary Offering and no shares in the 2014 Secondary Offering were sold by NCI or any of its officers or directors (although certain of our directors are affiliated with the CD&R Funds).
On January 6, 2014, the Company entered into an agreement with the CD&R Funds to repurchase 1.15 million shares of its Common Stock at a price per share equal to the price per share paid by the underwriters to the CD&R Funds in the underwritten offering (the “2014 Stock Repurchase”). The 2014 Stock Repurchase, which was completed at the same time as the 2014 Secondary Offering, represented a private, non-underwritten transaction between NCI and the CD&R Funds that was approved and recommended by the Affiliate Transactions Committee of our board of directors. Following completion of the 2014 Stock Repurchase, NCI canceled the shares repurchased from the CD&R Funds, resulting in a $19.7 million decrease in both additional paid-in capital and treasury stock during the fiscal year ended November 2, 2014.
On July 25, 2016, the CD&R Funds completed a registered underwritten offering, in which the CD&R Funds offered 9.0 million shares of our Common Stock at a price to the public of $16.15 per share (the “2016 Secondary Offering”). The underwriters also exercised their option to purchase 1.35 million additional shares of our Common Stock from the CD&R Funds. The aggregate offering price for the 10.35 million shares sold in the 2016 Secondary Offering was approximately $160.1 million, net of underwriting discounts and commissions. The CD&R Funds received all of the proceeds from the 2016 Secondary Offering and no shares in the 2016 Secondary Offering were sold by the Company or any of its officers or directors (although certain of our directors are affiliated with the CD&R Funds). In connection with the 2016 Secondary Offering and the 2016 Stock Repurchase (as defined below), we incurred approximately $0.7 million in expenses, which were included in engineering, selling, general and administrative expenses in the consolidated statements of operations for the fiscal year ended October 30, 2016.
On July 18, 2016, the Company entered into an agreement with the CD&R Funds to repurchase approximately 2.9 million shares of our Common Stock at the price per share equal to the price per share paid by the underwriters to the CD&R Funds in the underwritten offering (the “2016 Stock Repurchase”). The 2016 Stock Repurchase, which was completed concurrently with the 2016 Secondary Offering, represented a private, non-underwritten transaction between the Company and the CD&R Funds that was approved and recommended by the Affiliate Transactions Committee of our board of directors. See Note 18 — Stock Repurchase Program.
At October 29, 2017 and October 30, 2016, the CD&R Funds owned approximately 43.8% and 42.3%, respectively, of the outstanding shares of our Common Stock.